UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2009

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

June 30, 2009 (unaudited)

BONDS & DEBENTURES	Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 32.4%
BOAA 2003-6 CL 1NC2 — 8% 2033	$1,236,678	$1,219,501
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	9,445,165	9,519,121
Federal Home Loan Bank
00-0606 CL Y — 5.27% 2012	26,142,320	27,139,388
Federal Home Loan Mortgage Corporation
1534 CL IA — 2.49% 2023 (Floating)	363,872	362,580
1552 CL I — 2.49% 2023 (Floating)	599,504	597,364
1671 CL HA — 2.64% 2024 (Floating)	2,594,455	2,590,174
1673 CL HB — 2.64% 2024 (Floating)	1,000,000	1,004,530
2663 CL BA — 4% 2016	8,880,780	9,090,278
2630 CL KS — 4% 2017	27,350,000	28,157,098
2786 CL JC — 4% 2018	6,817,480	7,015,323
2869 CL JA — 4% 2034	29,342,660	29,787,788
2877 CL WA — 4.25% 2034	31,336,227	32,056,960
2706 CL UG — 4.5% 2016	11,688,159	12,141,776
2677 CL LD — 4.5% 2017	21,107,609	21,895,978
3439 CL AC — 4.5% 2022	42,383,960	44,055,583
2509 CL CB — 5% 2017	18,516,069	19,353,736
3080 CL MA — 5% 2018	16,585,791	17,036,095
3285 CL LC — 5% 2025	44,332,863	45,993,572
2916 CL MA — 5% 2026	2,623,785	2,687,989
2780 CL MA — 5% 2030	13,251,315	13,531,448
2736 CL MC — 5% 2032	27,315,000	28,534,615
3003 CL KH — 5% 2034	5,278,628	5,335,901
2494 CL CF — 5.5% 2017	18,352,082	19,260,327
2503 CL B — 5.5% 2017	18,300,331	19,186,067
2792 CL PB — 5.5% 2027	18,536,319	18,710,560
2796 CL BA — 5.5% 2029	2,262,111	2,271,725
2805 CL AB — 5.5% 2030	2,778,448	2,812,790
2542 CL PG — 5.5% 2031	25,260,890	25,802,483
3095 CL UA — 5.5% 2032	9,592,241	9,817,371
3241 CL DA — 5.5% 2034	14,134,360	14,621,147
3283 CL PA — 5.5% 2036	20,286,795	21,278,414
3133 CL BD — 5.75% 2033	14,034,358	14,442,898
3316 CL JP — 5.9% 2031	12,997,174	13,275,314
3152 CL DB — 6% 2030	23,067,000	24,103,631
1591 CL PV — 6.25% 2023	3,702,413	3,892,458
3164 CL QV — 6.5% 2017	14,428,337	15,324,770
2198 CL PS — 7% 2029	7,586,799	8,161,271
2328 CL JZ — 7% 2031	7,828,386	8,384,593
3389 CL HT — 7% 2037	17,997,438	19,534,959
2519 CL ED — 8.5% 2030	196,964	201,577
2626 CL QM — 9% 2018	1,616,842	1,795,843
Federal National Mortgage Association
2004-90 CL GA — 4.35% 2034	19,750,776	20,235,855
2003-35 CL MG — 4.5% 2015	9,956,104	10,034,558
2002-83 CL HC — 5% 2017	10,800,000	11,102,832
2008-77 CL DA — 5% 2023	20,959,913	21,846,727
2005-4 CL E — 5% 2032	25,960,841	26,811,318
2004-60 CL LB — 5% 2034	30,986,599	32,169,977
2003-W17 CL 1A5 — 5.35% 2033	25,242,836	25,880,218
2003-W18 CL 1A6 — 5.37% 2043	13,040,967	13,378,989
2006-53 CL PA — 5.5% 2026	12,510,858	12,821,628
2006-21 CL CA — 5.5% 2029	14,614,059	15,090,331
2002-70 CL QG — 5.5% 2031	18,905,464	19,341,802
2005-87 CL AH — 5.5% 2031	9,400,205	9,768,505

2003-102 CL EA — 5.5% 2032	220,027	219,688
2004-52 CL KA — 5.5% 2032	19,537,735	20,041,222
2005-6 CL KA — 5.5% 2032	19,016,441	19,426,626
2002-87 CL N — 5.5% 2032	12,362,487	12,770,696
2005-69 CL LE — 5.5% 2033	8,519,489	8,925,613
2006-46 CL LN — 5.5% 2034	8,735,360	8,915,134
2005-91 CL KA — 5.5% 2035	7,282,796	7,492,395
2007-42 CL YA — 5.5% 2036	17,115,810	17,884,310
2006-61 CL LU — 6% 2013	6,706,577	7,014,878
2006-66 CL VP — 6% 2015	14,098,292	14,723,128
2003-12 CL AC — 6% 2016	49,282	49,590
1994-24 CL BC — 6% 2029	1,193,435	1,256,711
2005-112 CL NB — 6% 2030	17,960,234	18,523,108
2006-80 CL PD — 6% 2030	15,764,000	16,462,660
2005-118 CL ME — 6% 2032	27,130,000	28,350,036
2006-69 CL PB — 6% 2032	7,790,212	8,139,472
2007-16 CL AB — 6% 2035	21,884,735	23,003,483
2003-59 CL NP — 6.5% 2017	1,520,711	1,617,200
319-18 — 8% 2032	646,877	698,666
2004-W6 — 8% 2034	5,076,727	5,069,264
Government National Mortgage Association II
2008-48 CL A — 3.725% 2029	20,851,425	21,122,494
2004-6 CL C — 4.712% 2025	19,030,000	19,350,275
2005-34 CL B — 4.739% 2029	19,000,000	19,389,880
2004-51 CL B — 4.982% 2024	10,030,000	10,261,392
1999-47 CL Z — 7.5% 2029	1,577,564	1,705,694
JP Morgan MTG Trust 2003-A2 — 4% 2033	389,356	304,103
Wells Fargo Mortgage Backed Securities Tr. 2005-2 CL 1A2 — 8% 2035	11,949,207	12,040,140
TOTAL MORTGAGE-BACKED SECURITIES		$1,125,225,594
U.S. AGENCIES SECURITIES — 22.9%
Federal Agricultural Mortgage Corporation
— 3.875% 2011	$25,700,000	$27,204,221
— 4.875% 2011†	44,665,000	46,590,508
— 5.5% 2011†	19,600,000	20,971,608
Federal Farm Credit Bank
— 0.79875% 2011 (Floating)	60,000,000	60,336,600
— 5.55% 2012	17,440,000	18,051,795
— 5.85% 2016	14,539,000	14,591,195
Federal Home Loan Bank
— 3.5% 2009	15,000,000	15,150,750
— 3.58% 2011	15,000,000	15,104,850
— 3.625% 2011	21,250,000	21,518,387
— 5.3% 2011	17,000,000	17,240,720
Federal Home Loan Mortgage Corporation
— 1% 2011	10,000,000	10,060,600
— 1% 2011	28,770,000	28,919,892
— 1.5% 2012	33,500,000	33,492,630
— 2% 2014	30,560,000	30,178,000
— 2.25% 2014	32,940,000	32,806,181
— 2.375% 2014 (Step-up)	27,470,000	27,699,924
— 2.625% 2012	25,000,000	25,080,250
— 2.625% 2014 (Step-up)	35,220,000	35,286,214
— 4% 2011	14,905,000	14,941,964
Federal National Mortgage Association
— 0.41644% 2013	21,250,000	21,249,788
— 1% 2011	31,100,000	31,131,411
— 1.25% 2011	40,225,000	40,381,073
— 1.32% 2012	34,520,000	34,534,498
— 1.75% 2014	34,490,000	34,460,339
— 2% 2014 (Step-up)	30,225,000	30,504,884
— 2% 2014 (Step-up)	41,260,000	40,756,628

— 2.25% 2014 (Step-up)	25,870,000	25,987,191
— 4.33% 2011	39,450,000	39,555,726
TOTAL U.S. AGENCIES SECURITIES		$793,787,827
MORTGAGE PASS-THROUGH SECURITIES — 10.7%
Federal Home Loan Mortgage Corporation
G11470 — 4.5% 2013	$1,497,657	$1,559,945
B18693 — 4.5% 2015	3,858,973	4,033,977
J02913 — 6% 2016	2,140,591	2,263,354
G12261 — 6% 2016	2,810,877	2,877,439
J03433 — 6% 2016	6,321,940	6,689,434
E02206 — 6% 2016	1,838,270	1,944,210
J03602 — 6% 2016	794,161	840,064
J03666 — 6% 2016	597,568	632,239
J03856 — 6% 2016	1,236,873	1,309,020
J04028 — 6% 2016	1,253,981	1,325,671
J04095 — 6% 2017	3,290,367	3,479,102
J04191 — 6% 2017	912,174	965,591
G12661 — 6% 2017	7,653,547	8,092,478
G12648 — 6% 2017	1,191,188	1,259,634
J04756 — 6% 2017	1,083,899	1,149,128
J04809 — 6% 2017	914,043	968,538
J04845 — 6% 2017	1,410,407	1,494,622
J05642 — 6% 2017	5,361,873	5,674,631
E02330 — 6% 2017	1,543,669	1,632,029
G12139 — 6.5% 2019	10,638,497	11,159,464
A26942 — 6.5% 2034	2,187,890	2,329,862
G08107 — 6.5% 2036	8,033,558	8,554,936
A43431 — 6.5% 2036	3,549,919	3,774,629
P21237 — 6.5% 2036	1,193,417	1,270,762
P50543 — 6.5% 2037	666,662	709,528
Federal National Mortgage Association
254681 — 4.5% 2013	1,063,656	1,104,001
254758 — 4.5% 2013	17,505,868	18,187,021
255175 — 4.5% 2014	1,968,676	2,052,305
890123 — 4.5% 2016	18,442,140	19,208,411
735453 — 5% 2019	23,715,343	24,616,763
890122 — 5% 2021	18,627,613	19,333,413
890083 — 5% 2021	24,125,590	25,057,320
725492 — 5.5% 2014	1,790,916	1,869,949
255356 — 5.5% 2014	5,674,504	5,939,901
257100 — 5.5% 2018	5,358,858	5,651,345
995327 — 5.5% 2019	8,722,915	9,162,550
865963 — 5.914% 2036	12,552,860	13,240,882
253997 — 6% 2011	493,484	507,321
725258 — 6% 2012	2,831,737	2,931,273
256266 — 6% 2016	3,407,229	3,596,398
256385 — 6% 2016	679,113	717,496
256502 — 6% 2016	1,458,545	1,541,974
256547 — 6% 2016	10,694,630	11,306,256
256560 — 6% 2017	10,730,971	11,346,821
928002 — 6% 2017	1,154,424	1,221,346
256632 — 6% 2017	3,536,632	3,740,943
928100 — 6% 2017	1,104,560	1,168,072
256683 — 6% 2017	6,738,159	7,127,086
928128 — 6% 2017	1,165,153	1,232,406
928249 — 6% 2017	1,604,079	1,698,062
256743 — 6% 2017	2,722,371	2,882,065
256794 — 6% 2017	5,936,067	6,285,048
256838 — 6% 2017	205,114	217,232

256869 — 6% 2017	12,216,719	12,940,193
820812 — 6.5% 2035	899,020	957,825
840325 — 6.5% 2035	2,506,900	2,669,397
844274 — 6.5% 2035	4,090,847	4,356,016
844613 — 6.5% 2035	2,709,340	2,884,959
846597 — 6.5% 2035	2,284,350	2,432,422
848420 — 6.5% 2035	6,677,192	7,110,008
845365 — 6.5% 2036	8,738,044	9,304,444
848270 — 6.5% 2036	1,384,154	1,473,875
850655 — 6.5% 2036	5,205,336	5,542,746
851095 — 6.5% 2036	4,455,737	4,744,558
865176 — 6.5% 2036	7,478,689	7,963,458
872740 — 6.5% 2036	554,347	590,973
886320 — 6.5% 2036	519,633	549,860
893835 — 6.5% 2036	847,436	896,731
894362 — 6.5% 2036	1,333,401	1,410,845
894363 — 6.5% 2036	1,161,449	1,228,906
906417 — 6.5% 2036	2,240,603	2,370,625
909540 — 6.5% 2037	1,551,321	1,641,189
923306 — 6.5% 2037	1,324,390	1,400,979
918264 — 6.5% 2037	3,547,030	3,751,800
323282 — 7.5% 2028	900,866	980,458
Government National Mortgage Association
782281 — 6% 2023	12,712,220	13,610,084
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$369,746,298
SHORT-TERM U.S. TREASURY & AGENCY SECURITIES — 10.2%
Federal Home Loan Bank Discount Note — 0.44% 9/30/09	$60,000,000	$59,961,600
Federal Home Loan Mortgage Corporation Discount Note — 0.6% 9/14/09	75,000,000	74,965,500
U.S. Treasury Bills
— 0.30057% 2/11/10	50,000,000	49,884,375
— 0.3507% 11/19/09	90,000,000	89,911,872
— 0.37% 9/17/09	19,500,000	19,492,395
— 0.42% 10/22/09	60,000,000	59,962,332
TOTAL SHORT-TERM U.S. TREASURY & AGENCY SECURITIES		$354,178,074
DERIVATIVE SECURITIES — 4.4%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$9,513,709	$689,268
217 — 6.5% 2032	1,790,952	366,411
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	10,911,672	1,048,175
323 CL 1 — 5.5% 2032	2,201,527	224,512
Government National Mortgage Association
2005-9 — 0.7357% 2045 (Floating)	28,770,155	1,037,452
2004-108 — 0.73601% 2044 (Floating)	39,488,979	1,416,470
2006-5 — 0.75192% 2046 (Floating)	100,275,544	4,312,851
2002-56 — 0.76888% 2042 (Floating)	1,250,833	22,665
2006-30 — 0.77372% 2046 (Floating)	26,194,210	1,224,841
2006-15 — 0.8126% 2046 (Floating)	30,614,358	1,281,823
2007-15 — 0.81732% 2047 (Floating)	52,661,801	2,917,464
2004-10 — 0.84295% 2044 (Floating)	153,581,361	4,564,438
2005-90 — 0.85655% 2045 (Floating)	124,573,033	5,142,375
2004-43 — 0.86672% 2044 (Floating)	150,139,046	4,496,664
2006-55 — 0.89866% 2046 (Floating)	110,964,197	5,275,238
2005-50 — 0.90455% 2045 (Floating)	2,387,195	106,254
2007-4 — 0.94293% 2047 (Floating)	57,759,212	3,146,722
2007-34 — 0.95276% 2047 (Floating)	61,377,794	3,464,777
2006-67 — 1.00469% 2046 (Floating)	76,516,315	3,898,506
2008-48 — 1.00977% 2048 (Floating)	166,005,727	8,242,184
2008-78 — 1.02527% 2048 (Floating)	150,489,670	8,225,765

2008-92 — 1.0447% 2048 (Floating)	151,420,333	9,071,592
2007-77 — 1.05924% 2047 (Floating)	219,381,446	12,454,285
2007-55 — 1.07376% 2047 (Floating)	158,759,549	9,125,499
2008-45 — 1.14165% 2048 (Floating)	164,692,806	8,908,234
2008-8 — 1.18196% 2047 (Floating)	205,304,837	11,626,413
2008-24 — 1.2295% 2047 (Floating)	77,205,623	4,625,389
2009-4 — 1.35249% 2049	159,136,371	11,943,185
2009-49 — 1.41602% 2049	147,255,000	10,284,841
2009-30 — 1.98413% 2049	126,889,770	11,925,656
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	1,790,953	1,542,064
TOTAL DERIVATIVE SECURITIES		$152,612,013
U.S. TREASURY SECURITIES — 2.8%
U.S. Treasury Inflation-Indexed Notes
— 0.875% 2010	$23,680,730	$23,669,630
— 2% 2012	28,446,175	29,237,334
— 2.375% 2011	19,336,320	19,901,303
— 3.375% 2012	22,001,424	23,378,232
TOTAL U.S. TREASURY SECURITIES		$96,186,499
CORPORATE BONDS & DEBENTURES — 2.3%
American Honda Finance Corporation — 2.9543% 2011	$33,000,000	$33,000,000
Delta Air Lines, Inc. — 7.111% 2011	6,711,000	6,307,199
Delta Air Lines, Inc. — 7.57% 2010	4,876,000	4,744,836
Michaels Stores, Inc. — 2.75% 2013 (Floating)†	10,529,008	8,317,916
Northwest Airlines, Inc. — 6.841% 2011	8,472,000	7,806,016
Toyota Motor Credit Corporation — 0.42% 2013	21,000,000	20,786,850
TOTAL CORPORATE BONDS & DEBENTURES		$80,962,817
MUNICIPAL BOND — 1.3%
Irvine Ranch WTR RF-2 California — 8.18% 2014	$40,150,000	$44,891,715
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
WMCMS Ser. 2007
SL2 CL A — 5.42566% 2049†	$46,768,552	$25,969,642
SL3 CL A — 6.11611% 2045†	12,244,410	8,396,482
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$34,366,124

TOTAL INVESTMENT SECURITIES — 88.0% (Cost $3,034,051,385)		$3,051,956,961
SHORT-TERM INVESTMENTS — 11.5% (Cost $400,328,193)
Toyota Motor Credit Corporation — 0.13% 7/1/09	$69,138,000	$69,138,000
Chevron Funding Corporation — 0.16% 7/7/09	55,000,000	54,998,533
Chevron Corporation — 0.22% 7/13/09	58,327,000	58,322,723
Federal Home Loan Bank Discount Note — 0.14% 7/14/09	55,954,000	55,951,171
Toyota Motor Credit Corporation — 0.19% 7/16/09	55,000,000	54,995,646
Federal Home Loan Bank Discount Note — 0.15% 7/17/09	74,931,000	74,926,005
Chevron Funding Corporation — 0.19% 7/24/09	32,000,000	31,996,115
TOTAL SHORT-TERM INVESTMENTS		$400,328,193

TOTAL INVESTMENTS — 99.5% (Cost $3,434,379,578) — NOTE 2		$3,452,285,154
Other assets and liabilities, net — 0.5%		17,276,602
TOTAL NET ASSETS — 100.0%		$3,469,561,756

†    Restricted securities. These restricted securities constituted 3.2% of total net assets at June 30, 2009.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on October 1, 2007. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2009:

Level 1 – Quoted prices	$219,250,974
Level 2 – Other significant observable inputs**	3,233,034,180
Level 3 – Significant unobservable inputs	—
Total investments	$3,452,285,154

**  Includes $400,328,193 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $3,034,051,385 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$35,371,802
Gross unrealized depreciation:	(17,466,226)
Net unrealized appreciation:	$17,905,576

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ ROBERT L. RODRIGUEZ
Robert L. Rodriguez, President
(Principal Executive Officer)

Date: August 28, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 28, 2009